Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,010	$ 732	$ 792
Adjustments to reconcile net income to cash provided by operating activities:
(Gain) loss from sales of businesses, net	(6)	43	(91)
Depreciation of fixed assets	220	151	149
Amortization of intangible assets	362	154	93
Stock compensation expense	235	221	209
Deferred income taxes	146	76	138
Change in assets and liabilities:
Fiduciary receivables	(14)	816	358
Short-term investments - funds held on behalf of clients	(713)	(19)	90
Fiduciary liabilities	727	(797)	(448)
Receivables, net	(494)	(69)	(63)
Accounts payable and accrued liabilities		(280)	(54)
Restructuring reserves	(73)	(64)	67
Current income taxes	120		(105)
Pension and other post employment liabilities	(399)	(130)	(404)
Other assets and liabilities	(103)	(51)	(231)
CASH PROVIDED BY OPERATING ACTIVITIES	1,018	783	500
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of long-term investments	190	90	73
Purchase of long-term investments	(30)	(34)	(158)
Net (purchase) sale of short-term investments - non-fiduciary	(8)	(337)	259
Acquisition of businesses, net of cash acquired	(97)	(2,078)	(263)
Capital expenditures	(241)	(180)	(140)
CASH USED FOR INVESTING ACTIVITIES	(186)	(2,539)	(229)
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury stock	(828)	(250)	(590)
Issuance of stock for employee benefit plans	201	194	163
Issuance of debt	1,673	2,905	1,093
Repayment of debt	(1,688)	(816)	(1,118)
Cash dividends to stockholders	(200)	(175)	(165)
Purchase of shares from noncontrolling interests	(24)	(15)	(3)
Dividends paid to noncontrolling interests	(30)	(20)	(32)
CASH (USED FOR) PROVIDED BY FINANCING ACTIVITIES	(896)	1,823	(652)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(10)	62	16
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74)	129	(365)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	346	217	582
CASH AND CASH EQUIVALENTS AT END OF YEAR	272	346	217
Supplemental disclosures:
Interest paid	240	158	103
Income taxes paid, net of refunds	77	192	182
Non-cash transactions:
Acquisition of Hewitt, common stock issued and stock options assumed		$ 2,474